Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Geographic Information [Abstract]
Schedule Of Revenues And Long-Lived Assets From External Customers
a.	Revenues from external customers:

	Year ended December 31,
	2011	2012	2013

Israel	$2,044	$2,541	$1,602
North America	12,655	11,847	12,726
Europe	4,869	5,737	14,407
Asia	3,036	3,484	2,717
Other	412	301	796

	$23,016	$23,910	$32,248

For the years ended December 31, 2011, 2012 and 2013, the Company had no major customers.

b.	The Company's net amount of property and equipment is as follows:

	December 31
	2012	2013

Israel	$340	$830
United States	706	1,176
Germany	462	582
Iceland	100	86

	$1,608	$2,674